PERFORMANCE SHARE UNITS	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [Abstract]
PERFORMANCE SHARE UNITS [Text Block]

12. PERFORMANCE SHARE UNITS

A summary of the changes in performance share units ("PSUs") is presented below:

Number of PSUs

Balance, December 31, 2023 and 2024	-
Issued	800,000
Balance, December 31, 2025	800,000
Unvested	800,000
Vested, December 31, 2025	-

During the year ended December 31, 2025, 800,000 PSUs (2024 - nil) were granted. The weighted average grant date fair value for PSUs granted during the year end December 31, 2025 was $9.30 per RSU (2024 - $nil). During the year ended December 31, 2025, the Company recognized share-based compensation expense of $744,158 (2024 - $nil) with a corresponding increase to PSU reserve.